Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Summary of Other Current Assets
	2021	2020
	€	€
Prepayments	1,507,753	540,701
Other assets	5,699	1,212,626
	1,513,452	1,753,327